PEAK INCOME PLUS FUND

June 2, 2022

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Peak Income Plus Fund (“Fund”), File No. 333-

Ladies and Gentlemen:

On behalf of the Fund, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is the Fund’s new registration statement under the Securities Act (the “Registration Statement”) and the Fund’s post-effective amendment to the Fund’s Registration Statement on Form N-2 under the Investment Company Act to become effective when declared effective under Section 8(c) of the Securities Act

If you should have any questions regarding the enclosed information, please contact me at (513) 346-3324.

Sincerely,

/s/ Elisabeth Dahl

Elisabeth Dahl

Secretary